UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 5,367	$ 18,200	$ 26,519	$ 45,232	$ 53,467		$ 64,211
Cost of revenue	2,256	4,232	7,549	10,165	11,970		13,485
Gross profit	3,111	13,968	18,970	35,067	41,497		50,726
Operating expenses:
Sales and marketing	5,197	13,989	18,060	36,127	46,857		50,405
Research and development	3,212	7,191	13,247	21,623	27,694		16,966
General and administrative	7,043	18,942	20,746	30,657	46,024		15,365
Total operating expenses:	15,452	40,122	52,053	88,407	120,575		82,736
Loss from operations	(12,341)	(26,154)	(33,083)	(53,340)	(79,078)		(32,010)
Other income (expense):
Interest expense		(2,586)	(2,264)	(7,331)	(10,566)		(4,426)
Changes in fair value of warrants	9,703	3,868	14,210	2,189	8,364		(821)
Changes in fair value of debt	1,790	(6,008)	10,020	(3,751)	(3,751)
Changes in fair value of Revenue Interest Financing and PIPE Conversion Option	(11,104)	(2,040)	(9,608)	(2,040)	(2,192)
Change in fair value of earn-out liabilities	2,260	24,330	22,140	24,330	29,050
Loss on extinguishment of debt		(3,929)	(8,713)	(3,929)	(3,929)
Termination of convertible note side letters		(9,466)		(17,598)	(17,598)
Other income (expense), net	757	389	1,928	133	(643)		(344)
Total other income (expense):	3,406	4,558	27,713	(7,997)	(1,265)		(5,591)
Loss before income taxes	(8,935)	(21,596)	(5,370)	(61,337)	(80,343)		(37,601)
Provision for income taxes	(69)	(34)	(210)	(90)	(264)		(143)
Net loss	(9,004)	(21,630)	(5,580)	(61,427)	(80,607)		(37,744)
Cumulative undeclared preferred dividends	0	(255)	0	(1,697)	(1,697)		(2,907)
Net loss attributable to common shareholders	$ (9,004)	$ (21,885)	$ (5,580)	$ (63,124)	$ (82,304)		$ (40,651)
Net loss per share, basic	$ (0.14)	$ (0.54)	$ (0.1)	$ (2)	$ (2.31)	[1]	$ (1.51)	[1]
Net loss per share, diluted	$ (0.14)	$ (0.54)	$ (0.1)	$ (2)	$ (2.31)	[1]	$ (1.51)	[1]
Weighted-average shares outstanding - Basic	64,086,265	40,335,457	53,310,214	31,558,538	35,581,656		26,918,484
Weighted-average shares outstanding - diluted	64,086,265	40,335,457	53,310,214	31,558,538	35,581,656		26,918,484

[1]	The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.